Acquisitions (Tables)	12 Months Ended
Apr. 30, 2012
Acquisitions [Abstract]
Estimated fair values of the assets acquired and liabilities assumed

Assets acquired:
Cash and cash equivalents	$1,221
Other current assets	42,619
Property, plant, and equipment	92,775
Intangible assets	138,900
Goodwill	149,948
Other noncurrent assets	863

Total assets acquired	$426,326

Liabilities assumed:
Current liabilities	$3,599
Noncurrent liabilities	2,097

Total liabilities assumed	$5,696

Net assets acquired	$420,630

Assets acquired:
Current assets	$33,971
Property, plant, and equipment	29,227
Intangible assets	213,500
Goodwill	91,675

Total assets acquired	$368,373

Liabilities assumed:
Current liabilities	$5,527

Total liabilities assumed	$5,527

Net assets acquired	$362,846

The purchase price allocated to the identifiable intangible assets

Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92,000
Technology (10-year useful life)	23,800
Trademarks (6-year weighted-average useful life)	23,100

Total intangible assets	$138,900

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147,800
Trademark (10-year useful life)	1,600
Intangible assets with indefinite lives:
Trademarks	64,100

Total intangible assets	$213,500